Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 98,195	$ 118,922
Less: reserve for doubtful accounts	(36,416)	(26,773)
Accounts receivable, net	$ 61,779	$ 92,149